Segment Information	1 Months Ended
Jun. 30, 2025
RORSCHACH I LLC [Member]
Segment Information

NOTE 3. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (“CODM”), or group, in deciding how to allocate resources and assess performance.

The Company is a shell company formed for the purpose of receiving contributions of cash and HYPE Tokens in coordination with the terms of the Mergers. As of June 30, 2025, the Company had not commenced any operations. The Company will not generate any operating revenues until after the completion of the Mergers, at the earliest.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment. The CODM does not review assets in evaluating the results of the Company, and therefore, such information is not presented.

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews in the manner presented in the statement of operations. Formation and operating costs from June 13, 2025 (inception) through June 30, 2025, relates to the Company’s formation and completion of the proposed Merger.